As filed with the Securities and Exchange Commission on February 26, 2020

Securities Act Registration No. 033-48907

Investment Company Act Registration No. 811-58433

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐

Post-Effective Amendment No. 141	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 141

BMO FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 236-3863

John M. Blaser

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A (File Nos. 033-48907 and 811-58433) (the “Registration Statement”) is being filed solely for the purpose of adding certain exhibits to Item 28 of the Registration Statement. Part A and Part B of Post-Effective Amendment No. 139 to the Registration Statement, filed on December 23, 2019, as supplemented February 14, 2020, are hereby incorporated by reference.

2

BMO FUNDS, INC.

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)(1)	Articles of Incorporation dated July 30, 1992[4]

(a)(2)	Amendment No. 1 to Articles of Incorporation dated August 11, 1992[4]

(a)(3)	Amendment No. 2 to Articles of Incorporation dated September 14, 1992[4]

(a)(4)	Amendment No. 3 to Articles of Incorporation dated April 23, 1993[4]

(a)(5)	Amendment No. 4 to Articles of Incorporation dated November 1, 1993[2]

(a)(6)	Amendment No. 5 to Articles of Incorporation dated July 25, 1994[4]

(a)(7)	Amendment No. 6 to Articles of Incorporation dated October 24, 1994[6]

(a)(8)	Amendment No. 7 to Articles of Incorporation dated July 22, 1996[7]

(a)(9)	Amendment No. 8 to Articles of Incorporation dated April 28, 1997[8]

(a)(10)	Amendment No. 9 to Articles of Incorporation dated October 26, 1998[9]

(a)(11)	Amendment No. 10 to Articles of Incorporation dated June 7, 1999[10]

(a)(12)	Amendment No. 11 to Articles of Incorporation dated January 31, 2000[11]

(a)(13)	Amendment No. 12 to Articles of Incorporation dated July 10, 2000[12]

(a)(14)	Amendment No. 13 to Articles of Incorporation dated February 26, 2004[15]

(a)(15)	Amendment No. 14 to Articles of Incorporation dated July 30, 2004[15]

(a)(16)	Amendment No. 15 to Articles of Incorporation dated June 21, 2005[17]

(a)(17)	Amendment No. 16 to Articles of Incorporation dated October 26, 2005[17]

(a)(18)	Amendment No. 17 to Articles of Incorporation dated May 7, 2007[19]

(a)(19)	Amendment No. 18 to Articles of Incorporation dated January 29, 2008[21]

(a)(20)	Amendment No. 19 to Articles of Incorporation dated December 11, 2008[23]

(a)(21)	Amendment No. 20 to Articles of Incorporation dated July 15, 2009[24]

(a)(22)	Amendment No. 21 to Articles of Incorporation dated May 11, 2010[26]

(a)(23)	Amendment No. 22 to Articles of Incorporation dated November 30, 2010[27]

(a)(24)	Amendment No. 23 to Articles of Incorporation dated February 3, 2011[28]

(a)(25)	Amendment No. 24 to Articles of Incorporation dated December 12, 2011[32]

(a)(26)	Amendment No. 25 to Articles of Incorporation dated December 28, 2011[33]

(a)(27)	Amendment No. 26 to Articles of Incorporation dated September 7, 2012[34]

(a)(28)	Amendment No. 27 to Articles of Incorporation dated September 25, 2012[34]

(a)(29)	Amendment No. 28 to Articles of Incorporation dated May 13, 2013[36]

(a)(30)	Amendment No. 29 to Articles of Incorporation dated June 28, 2013[36]

(a)(31)	Amendment No. 30 to Articles of Incorporation dated August 16, 2013[37]

(a)(32)	Amendment No. 31 to Articles of Incorporation dated August 27, 2013[38]

(a)(33)	Amendment No. 32 to Articles of Incorporation dated December 23, 2013[39]

(a)(34)	Amendment No. 33 to Articles of Incorporation dated February 27, 2014[41]

(a)(35)	Amendment No. 34 to Articles of Incorporation dated March 27, 2014[41]

(a)(36)	Amendment No. 35 to Articles of Incorporation dated May 23, 2014[41]

(a)(37)	Amendment No. 36 to Articles of Incorporation dated July 25, 2014[42]

(a)(38)	Amendment No. 37 to Articles of Incorporation dated November 24, 2014[43]

(a)(39)	Amendment No. 38 to Articles of Incorporation dated December 19, 2014[44]

(a)(40)	Amendment No. 39 to Articles of Incorporation dated December 23, 2014[44]

(a)(41)	Amendment No. 40 to Articles of Incorporation dated March 30, 2015[45]

(a)(42)	Amendment No. 41 to Articles of Incorporation dated April 21, 2015[45]

(a)(43)	Amendment No. 42 to Articles of Incorporation dated May 18, 2015[46]

(a)(44)	Amendment No. 43 to Articles of Incorporation dated August 14, 2015[46]

(a)(45)	Amendment No. 44 to Articles of Incorporation dated December 15, 2015[47]

(a)(46)	Amendment No. 45 to Articles of Incorporation dated December 23, 2015[47]

(a)(47)	Amendment No. 46 to Articles of Incorporation dated May 25, 2016[49]

(a)(48)	Amendment No. 47 to Articles of Incorporation dated August 11, 2016[51]

(a)(49)	Amendment No. 48 to Articles of Incorporation dated March 1, 2017[51]

(a)(50)	Amendment No. 49 to Articles of Incorporation dated March 7, 2017[52]

(a)(51)	Amendment No. 50 to Articles of Incorporation dated May 8, 2017[52]

(a)(52)	Amendment No. 51 to Articles of Incorporation dated June 2, 2017[54]

(a)(53)	Amendment No. 52 to Articles of Incorporation dated June 29, 2017[54]

(a)(54)	Amendment No. 53 to Articles of Incorporation dated February 26, 2018[56]

(a)(55)	Amendment No. 54 to Articles of Incorporation dated April 27, 2018[56]

(a)(56)	Amendment No. 55 to Articles of Incorporation dated May 11, 2018[56]

(a)(57)	Amendment No. 56 to Articles of Incorporation dated January 17, 2019[59]

(a)(58)	Amendment No. 57 to Articles of Incorporation dated June 28, 2019[59]

(a)(59)	Amendment No. 58 to Articles of Incorporation dated December 23, 2019[59]

(a)(60)	Amendment No. 59 to Articles of Incorporation dated December 27, 2019[59]

(b)	By-Laws As Amended and Restated through February 8, 2017[51]

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Articles of Incorporation and By-Laws

(d)(1)	Form of Investment Advisory Contract with BMO Asset Management Corp. (f/k/a M&I Investment Management Corp.)[29]

(d)(2)	Amended and Restated Schedules A and B to Investment Advisory Contract[59]

(d)(3)	Form of Sub-Advisory Agreement with Pyrford International Ltd.[33]

(d)(4)	Form of Amended and Restated Exhibit A to Sub-Advisory Agreement with Pyrford International Ltd. for Pyrford International Stock Fund [47]

(d)(5)	Form of Sub-Advisory Agreement with Lloyd George Management (Hong Kong) Ltd. for LGM Emerging Markets Equity Fund[33]

(d)(6)	Form of Sub-Advisory Agreement with subadvisers registered as a commodity trading adviser for Alternative Strategies Fund[43]

(d)(7)	Form of Sub-Advisory Agreement with subadvisers not registered as a commodity trading adviser for Alternative Strategies Fund[43]

(e)(1)	Distribution Agreement with Foreside Financial Services, LLC dated November 7, 2019#

(e)(2)	First Amendment to Distribution Agreement dated December 27, 2019#

(e)(3)	Form of Dealer Agreement#

(e)(4)	Form of Selling Group Agreement#

(f)	Bonus or Profit Sharing Contracts—None

(g)(1)	Custodian Agreement with State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) dated September 1, 2004[15]

(g)(2)	Amendment to Custodian Agreement with State Street Bank and Trust Company dated October 10, 2019[59]

(h)(1)	Administrative Services Agreement with M&I Trust Company dated January 1, 2000 and Amendment No. 1 to Administrative Services Agreement dated September 15, 2000[14]

(h)(2)	Amendment to Administrative Services Agreement dated June 22, 2001[13]

(h)(3)	Amendment to Administrative Services Agreement dated November 1, 2007[20]

(h)(4)	Amendment to Administrative Services Agreement dated July 1, 2008[22]

(h)(5)	Form of Fifth Amendment to Administrative Services Agreement[33]

(h)(6)	Form of Sixth Amendment to Administrative Services Agreement[41]

(h)(7)	Form of Seventh Amendment to Administrative Services Agreement[43]

(h)(8)	Form of Eighth Amendment to Administrative Services Agreement[44]

(h)(9)	Form of Ninth Amendment to Administrative Services Agreement[46]

(h)(10)	Shareholder Services Agreement dated July 5, 2011[31]

(h)(11)	Form of Amended and Restated Exhibit 1 of Shareholder Services Agreement[53]

(h)(12)	Transfer Agency and Service Agreement with SS&C Technologies, Inc. (formerly, Boston Financial Data Services, Inc.) dated June 30, 2011[33]

(h)(13)	Amendment to Transfer Agency Agreement dated December 21, 2012[35]

(h)(14)	Form of Amended and Restated Schedule A to Transfer Agency and Service Agreement[53]

(h)(15)	Fund Accounting Agreement with State Street Bank and Trust Company (formerly Investors Bank & Trust Company) dated September 1, 2004[15]

(h)(16)	Amendment to Fund Accounting Agreement with State Street Bank & Trust Company dated March 27, 2018[56]

(h)(17)	Form of Amended and Restated Expense Limitation Agreement[38]

(h)(18)	Amended and Restated Schedule A to Amended and Restated Expense Limitation Agreement[57]

(h)(19)	Power of Attorney[55]

(i)(1)	Opinion and Consent[1]

(i)(2)	Opinion and Consent of Godfrey & Kahn, S.C. dated May 31, 2007[19]

(i)(3)	Opinion and Consent of Godfrey & Kahn, S.C. dated January 29, 2008[21]

(i)(4)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 15, 2008[23]

(i)(5)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 29, 2009[25]

(i)(6)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 30, 2010[26]

(i)(7)	Opinion and Consent of Godfrey & Kahn, S.C. dated February 28, 2011[28]

(i)(8)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 29, 2011[33]

(i)(9)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 27, 2012[34]

(i)(10)	Opinion and Consent of Godfrey & Kahn, S.C. dated June 28, 2013[36]

(i)(11)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 27, 2013[38]

(i)(12)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 27, 2013[39]

(i)(13)	Opinion and Consent of Godfrey & Kahn, S.C. dated May 27, 2014[41]

(i)(14)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 15, 2014[43]

(i)(15)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 26, 2015[46]

(i)(16)	Opinion and Consent of Godfrey & Kahn, S.C. dated June 1, 2016[49]

(i)(17)	Opinion and Consent of Godfrey & Kahn, S.C. dated March 1, 2017[51]

(i)(18)	Opinion and Consent of Godfrey & Kahn, S.C. dated May 8, 2017[52]

(j)	Consent of Independent Registered Public Accounting Firm[59]

(k)	Omitted Financial Statements—None

(l)	Initial Capital Understanding[5]

(m)(1)	Amended and Restated Rule 12b-1 Plan#

(m)(2)	Amended and Restated Rule 12b-1 Plan—Target Risk Funds#

(n)(1)	Amended and Restated Multiple Class Plan[59]

(n)(2)	Amended and Restated Multiple Class Plan—Target Risk Funds[59]

(o)	Reserved

(p)(1)	Code of Ethics for BMO Asset Management Corp., BMO Funds, Inc. and certain affiliated entities dated March 2018[56]

(p)(2)	Pyrford International Ltd. Code of Ethics[35]

(p)(3)	LGM Investments Limited (formerly, Lloyd George Management (Europe) Limited) Code of Ethics[39]

(p)(4)	Graham Capital Management, L.P. Code of Ethics[43]

(p)(5)	Code of Ethics for Foreside Financial Services, LLC#

#	Filed herewith.
[1]	Exhibit to PEA No. 5 filed April 23, 1993.*
[2]	Exhibit to PEA No. 8 filed December 28, 1993.*
[3]	Exhibit to PEA No. 10 filed July 1, 1994.*
Exhibit to PEA No. 11 filed October 21, 1994.*
[5]	Exhibit to PEA No. 14 filed December 26, 1995.*
[6]	Exhibit to PEA No. 15 filed June 17, 1996.*
[7]	Exhibit to PEA No. 17 filed August 30, 1996.*
[8]	Exhibit to PEA No. 22 filed October 21, 1998.*
[9]	Exhibit to PEA No. 27 filed August 27, 1999.*
[10]	Exhibit to PEA No. 29 filed October 29, 1999.*
[11]	Exhibit to PEA No. 31 filed March 1, 2000.*
[12]	Exhibit to PEA No. 33 filed October 30, 2000.*
[13]	Exhibit to PEA No. 34 filed October 29, 2001.*
[14]	Exhibit to PEA No. 37 filed October 30, 2003.*
[15]	Exhibit to PEA No. 42 filed December 30, 2004.*
[16]	Appendix to Definitive Proxy Statement filed July 13, 2005.
[17]	Exhibit to PEA No. 46 filed October 31, 2005.*
[18]	Exhibit to PEA No. 47 filed October 31, 2006.*
[19]	Exhibit to PEA No. 49 filed June 1, 2007.*
[20]	Exhibit to PEA No. 51 filed November 30, 2007.*
[21]	Exhibit to PEA No. 52 filed January 29, 2008.*
[22]	Exhibit to PEA No. 53 filed September 16, 2008.*
[23]	Exhibit to PEA No. 55 filed December 15, 2008.*
[24]	Exhibit to PEA No. 56 filed July 16, 2009.*
[25]	Exhibit to PEA No. 58 filed September 30, 2009.*
[26]	Exhibit to PEA No. 64 filed August 30, 2010.*
[27]	Exhibit to PEA No. 66 filed December 15, 2010.*
[28]	Exhibit to PEA No. 70 filed February 28, 2011.*
[29]	Appendix B to Definitive Proxy Statement on Schedule 14A filed August 24, 2011.*
[30]	Appendix C to Definitive Proxy Statement on Schedule 14A filed August 24, 2011.*
[31]	Exhibit to PEA No. 72 filed October 14, 2011.*
[32]	Exhibit to PEA No. 75 filed December 23, 2011.*
[33]	Exhibit to PEA No. 76 filed December 29, 2011.*
[34]	Exhibit to PEA No. 79 filed September 27, 2012.*
[35]	Exhibit to PEA No. 81 filed December 27, 2012.*
[36]	Exhibit to PEA No. 84 filed June 28, 2013.*
[37]	Exhibit to PEA No. 87 filed August 29, 2013.*
[38]	Exhibit to PEA No. 89 filed September 27, 2013.*
[39]	Exhibit to PEA No. 92 filed December 27, 2013.*
[40]	Annex A to Definitive Proxy Statement on Schedule 14A filed March 10, 2014.*
[41]	Exhibit to PEA No. 95 filed May 27, 2014.*
[42]	Exhibit to Proxy Statement/Prospectus on Form N-14 filed November 5, 2014.*
[43]	Exhibit to PEA No. 102 filed December 15, 2014.*
[44]	Exhibit to PEA No. 103 filed December 29, 2014.*
[45]	Exhibit to PEA No. 107 filed April 28, 2015.*
[46]	Exhibit to PEA No. 110 filed August 26, 2015.*
[47]	Exhibit to PEA No. 112 filed December 29, 2015*
[48]	Exhibit to PEA No. 114 filed January 14, 2016*
[49]	Exhibit to PEA No. 116 filed June 1, 2016*
[50]	Exhibit to PEA No. 118 filed December 22, 2016*
[51]	Exhibit to PEA No. 120 filed March 1, 2017*
[52]	Exhibit to PEA No. 124 filed May 8, 2017*
[53]	Exhibit to PEA No. 125 filed May 8, 2017*
[54]	Exhibit to PEA No. 128 filed December 21, 2017*
[55]	Exhibit to PEA No. 130 filed August 24, 2018*
[56]	Exhibit to PEA No. 131 filed October 23, 2018*

57	Exhibit to PEA No. 133 filed December 21, 2018*
58	Exhibit to PEA No. 136 filed March 28, 2019*
59	Exhibit to PEA No. 139 filed December 23, 2019*

*	Incorporated by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

The information in the Statement of Additional Information captions “Account and Share Information – Control Persons and Principal Shareholders” and “Directors and Officers – Adviser to the Fund” is incorporated by reference.

Item 30.  Indemnification.

Reference is made to Article IX of the Registrant’s By-Laws and Section 4 of the Distribution Agreement between the Registrant and BMO Investment Distributors, LLC.

The Registrant’s By-Laws provide for indemnification of its officers and directors to the fullest extent permitted by Wisconsin Business Corporation Law and applicable federal and state securities laws. Notwithstanding the foregoing, the By-Laws state that this indemnification will not protect any officer or director against liability to the Registrant or any shareholder by reason of his/her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such officer’s or director’s office.

The Distribution Agreement between the Registrant and the Distributor provides that the Registrant will indemnify the Distributor and any of its members, managers, officers, directors, employees and control persons against certain losses incurred under the securities laws or otherwise, arising out of or based upon any alleged untrue statement or omission of a material fact contained in the Registrant’s SEC filings or other documents and in certain other circumstances.

In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit; or (iv) willful misconduct.

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

In addition, each of the directors who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Director”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Director against certain liabilities which such Director may incur while acting in the capacity as a director, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Director and is not affected by amendment of the Articles of Incorporation. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient and certain. In accordance with Section 17(h) of the

Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Director against any liability to the Registrant or its shareholders to which such Non-interested Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Item 31.  Business and Other Connections of the Investment Adviser.

BMO Asset Management Corp. (the “Adviser”) serves as the investment adviser for the Registrant. The Adviser’s principal business address is 115 South LaSalle Street, 11th Floor, Chicago, Illinois 60603. The Adviser is a registered investment adviser and wholly-owned subsidiary of BMO Financial Corp., a financial services company headquartered in Chicago, Illinois, and an indirect wholly-owned subsidiary of the Bank of Montreal (“BMO”), a Canadian bank holding company. The business and other connections of the Adviser, as well as the names and titles of the executive officers and directors of the Adviser, are further described in the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC.

Pyrford International Ltd. (“Pyrford”) serves as the sub-adviser with respect to the Registrant’s Pyrford International Stock Fund. Pyrford’s principal business address is 95 Wigmore Street, London, United Kingdom. Pyrford is a registered investment adviser. The business and other connections of Pyrford, as well as the names and titles of the executive officers and directors of Pyrford, are further described in Pyrford’s Form ADV as filed with the SEC.

LGM Investments Limited (formerly, Lloyd George Management (Europe) Limited) (“LGM Investments”) serves as a sub-adviser with respect to the Registrant’s LGM Emerging Markets Equity Fund. LGM Investments is a registered investment adviser. LGM Investments’ principal business address is 95 Wigmore Street, London, United Kingdom. The business and other connections of LGM Investments, as well as the names and titles of the executive officers and directors of LGM Investments, are further described in LGM Investments’ Form ADV as filed with the SEC.

BMO Asset Management Limited (formerly, F&C Management Limited) (“BMO AM Limited”) serves as the sub-adviser with respect to the Registrant’s Alternative Strategies Fund. BMO AM Limited’s principal business address is Exchange House, Primrose Street, London, United Kingdom EC2A 2NY. BMO AM Limited is a registered investment adviser. The business and other connections of BMO AM Limited, as well as the names and titles of the executive officers and directors of BMO AM Limited, are further described in BMO AM Limited’s Form ADV as filed with the SEC.

Graham Capital Management, L.P. (“Graham”) serves as the sub-adviser with respect to the Registrant’s Alternative Strategies Fund. Graham’s principal business address is 40 Highland Avenue, Rowayton, Connecticut 06853. Graham is a registered investment adviser. The business and other connection of Graham, as well as the names and title of the executive officers and directors of Graham, are further described in Graham’s Form ADV as filed with the SEC.

BMO is the ultimate parent company of the Adviser, Pyrford, LGM Investments, and BMO AM Limited. Accordingly, the Adviser, Pyrford, LGM Investments, and BMO AM Limited are affiliates. To the best of Registrant’s knowledge, none of the Adviser’s directors or executive officers is or has been engaged in any other business, profession, vocation, or employment of a substantial nature for the past two fiscal years, except as noted in the “Directors and Officers” section of the Registrant’s Statement of Additional Information, which is incorporated herein by reference.

Item 32. Principal Underwriter.

(a)

Foreside Financial Services, LLC (f/k/a/ BHIL Distributors, LLC) (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	13D Activist Fund, Series of Northern Lights Fund Trust
2.	AAMA Equity Fund, Series of Asset Management Fund
3.	AAMA Income Fund, Series of Asset Management Fund
4.	Advisers Investment Trust
5.	BMO LGM Frontier Markets Equity Fund
6.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
7.	Cook & Bynum Funds Trust
8.	Diamond Hill Funds
9.	Driehaus Mutual Funds
10.	FlowStone Opportunity Fund
11.	FNEX Ventures
12.	Praxis Mutual Funds
13.	Rimrock Funds Trust
14.	SA Funds – Investment Trust
15.	Sequoia Fund, Inc.

(b)	The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None

Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section are maintained in the following locations:

Records Relating to:	Are located at:

Registrant’s Transfer Agent and Dividend Disbursing Agent	SS&C Technologies, Inc. 2000 Crown Colony Drive Quincy, MA 02171

Registrant’s Sub-Administrator and Portfolio Accounting Services Agent	State Street Bank & Trust Company 1 Iron Street Boston, Massachusetts 02116

Registrant’s Investment Adviser, Administrator, and Shareholder Servicing Agent	BMO Asset Management Corp. 111 East Kilbourn Avenue, Suite 200 Milwaukee, Wisconsin 53202

Registrant’s Sub-Adviser to Pyrford International Stock Fund	Pyrford International Ltd. 95 Wigmore Street London United Kingdom

Registrant’s Sub-Adviser to LGM Emerging Markets Equity Fund	LGM Investments Limited 95 Wigmore Street London United Kingdom

Registrant’s Sub-Adviser to Alternative Strategies Fund	BMO Asset Management Limited Exchange House, Primrose Street London, United Kingdom, EC2A 2NY

Registrant’s Sub-Adviser to Alternative Strategies Fund	Graham Capital Management, L.P. 40 Highland Avenue Rowayton, Connecticut 06853

Registrant’s Custodian and Fund Accounting Services Agent	State Street Bank & Trust Company 1 Iron Street Boston, Massachusetts 02116

Registrant’s Distributor	Foreside Financial Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Item 34. Management Services.

None.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 26th day of February, 2020.

BMO FUNDS, INC.
(Registrant)

By:	/s/ John M. Blaser
John M. Blaser
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A has been signed below on February 26, 2020 by the following persons in the capacities indicated.

Signature	Title

/s/ John M. Blaser John M. Blaser	President (principal executive officer) and Director

/s/ Timothy M. Bonin Timothy M. Bonin	Chief Financial Officer and Treasurer (principal financial and accounting officer)

* Ridge A. Braunschweig	Director

* Benjamin M. Cutler	Director

* John A. Lubs	Director

* Vincent P. Lyles	Director

* James Mitchell	Director

* Daniela O’Leary-Gill	Director

* Barbara J. Pope	Director

*By:	/s/ John M. Blaser
John M. Blaser

Attorney in fact pursuant to Power of Attorney filed with Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A

EXHIBIT INDEX

(e)(1)	Distribution Agreement with Foreside Financial Services, LLC

(e)(2)	First Amendment to Distribution Agreement

(e)(3)	Form of Dealer Agreement

(e)(4)	Form of Selling Group Agreement

(m)(1)	Amended and Restated Rule 12b-1 Plan

(m)(2)	Amended and Restated Rule 12b-1 Plan—Target Risk Funds

(p)(5)	Code of Ethics for Foreside Financial Services, LLC